Taxes - Income tax - Effective income tax on continuing operations - Statutory tax rate in France (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)		19.00%
Current income tax charge		€ 1,001
Increase of deferred tax liabilities		€ (63)
Corporate tax rate originally planned (as a percent)		17.00%
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)	25.82%	32.02%	34.43%	34.43%
Current income tax charge		€ 444	€ 559	€ 595
Corporate tax rate originally planned (as a percent)		32.02%	32.02%
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Current income tax charge		€ 343	€ 294	€ 258
Cte d'Ivoire
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)		30.00%
Current income tax charge		€ 77
MALI
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)		30.00%
Current income tax charge		€ 62
SENEGAL
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)		30.00%
Current income tax charge		€ 54
GUINEA
Disclosure of subsidiaries [line items]
Corporate tax rate (as a percent)		35.00%
Current income tax charge		€ 47